Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Life (Detail)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Laboratory and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life		5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life		2 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life		10 years
Property and equipment estimated useful life	Lesser of lease term